STAPLED UNITHOLDERS' EQUITY - Stapled Unit Offerings (Details) - Issued capital - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jun. 09, 2021	Nov. 24, 2020	Jun. 02, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stappled units offering units	3,979,000	3,841,000	4,255,000	3,979,000	8,096,000
Price per unit issued	$ 79.50	$ 75.00	$ 68.00
Proceeds from units issue	$ 316.3	$ 288.1	$ 289.3
Issuance costs of units	13.2	12.2	12.4
Net proceeds after deducting offering cost	$ 303.1	$ 275.9	$ 276.9
Underwriter over allotment option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stappled units offering units	519,000	501,000	555,000